Accounting Policies - Subsidiaries (Details) - MXN ($) $ in Thousands	1 Months Ended		5 Months Ended	12 Months Ended
	Jun. 30, 2024	Apr. 30, 2024	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018
Sky
Consolidated subsidiaries information
Percentage of voting equity interests acquired	41.30%
Broadcasting concessions
Consolidated subsidiaries information
Useful Lives						20 years
Period for grant the authorization to property plant and equipment						30 years
Renewal cost for concession						$ 5,753,349
Empresas Cablevision | Cable
Consolidated subsidiaries information
Company's ownership interest				51.50%	51.20%
Cablemas | Cable
Consolidated subsidiaries information
Company's ownership interest				100.00%	100.00%
Collectively TVI | Cable
Consolidated subsidiaries information
Company's ownership interest				100.00%	100.00%
Bestel | Cable
Consolidated subsidiaries information
Company's ownership interest				66.40%	66.20%
Cablecom | Cable
Consolidated subsidiaries information
Company's ownership interest				100.00%	100.00%
Telecable | Cable
Consolidated subsidiaries information
Company's ownership interest				100.00%	100.00%
CVQ | Cable and Sky
Consolidated subsidiaries information
Company's ownership interest				100.00%	100.00%
Sky
Consolidated subsidiaries information
Company's ownership interest	100.00%	100.00%	58.70%
Sky | Sky
Consolidated subsidiaries information
Company's ownership interest				100.00%	58.70%
Controladora de Juegos y Sorteos de Mxico | Other Businesses
Consolidated subsidiaries information
Company's ownership interest					100.00%
Editorial Televisa | Other Businesses
Consolidated subsidiaries information
Company's ownership interest					100.00%
Grupo Distribuidoras Intermex | Other Businesses
Consolidated subsidiaries information
Company's ownership interest					100.00%
Grupo Telesistema | Content and Other Businesses
Consolidated subsidiaries information
Company's ownership interest					100.00%